UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Puritan® Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	60	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	64	Notes to the financial statements.
Report of Independent	72
Registered Public
Accounting Firm
Proxy Voting Results	73

Board Approval of	74
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America. Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Actual	$1,000.00	$1,047.10	$3.20
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.08	$3.16

* Expenses are equal to the Fund’s annualized expense ratio of .62%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Five Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	2.3	2.4
Bank of America Corp.	2.0	1.9
American International Group, Inc.	1.7	1.6
Citigroup, Inc.	1.6	1.5
JPMorgan Chase & Co.	1.5	1.3
	9.1
Top Five Bond Issuers as of January 31, 2006
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	8.8	10.3
U.S. Treasury Obligations	7.1	2.6
Freddie Mac	1.6	1.3
Government National Mortgage Association	0.5	0.6
Bank of America Mortgage Securities, Inc.	0.3	0.4
	18.3
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.7	20.2
Energy	10.0	9.3
Consumer Discretionary	10.0	9.5
Industrials	8.1	7.6
Information Technology	6.3	6.2

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

***ShortTerm Investments and Net Other Assets are not included in the pie chart.

5 Semiannual Report

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 64.1%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 7.5%
Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc.	387,800	$ 7,209
Johnson Controls, Inc.	402,300	27,855
TRW Automotive Holdings Corp. (a)	309,080	7,943
		43,007
Automobiles – 0.6%
Ford Motor Co.	1,043,000	8,949
General Motors Corp. (g)	818,100	19,683
Harley Davidson, Inc.	350,700	18,773
Hyundai Motor Co.	58,440	5,309
Monaco Coach Corp.	257,800	3,491
Renault SA	316,099	29,849
Toyota Motor Corp. sponsored ADR	637,200	66,084
		152,138
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	1,882,400	15,398
Hotels, Restaurants & Leisure 0.2%
Gaylord Entertainment Co. (a)	117,000	5,031
McDonald’s Corp.	1,221,500	42,765
Outback Steakhouse, Inc.	174,200	8,053
		55,849
Household Durables – 0.8%
Koninklijke Philips Electronics NV (NY Shares)	806,900	27,168
Maytag Corp.	2,184,660	37,620
Newell Rubbermaid, Inc.	3,629,400	85,799
Sony Corp. sponsored ADR	175,200	8,567
Whirlpool Corp.	522,100	42,123
		201,277
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.	2,103,900	52,808
Media – 3.8%
CBS Corp. Class B	2,207,375	57,679
Clear Channel Communications, Inc.	4,297,900	125,800
Comcast Corp. Class A (a)	3,526,416	98,105
Discovery Holding Co. Class A (a)	550,970	8,353
Knight-Ridder, Inc.	422,400	26,294
Lagardere S.C.A. (Reg.)	260,161	20,741
Liberty Media Corp. Class A (a)	5,291,006	44,233
Live Nation, Inc. (a)	537,237	9,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
News Corp. Class A	1,591,200	$ 25,077
NTL, Inc. (a)	340,204	21,518
Telewest Global, Inc. (a)	1,020,000	23,766
The New York Times Co. Class A	1,314,820	37,209
The Reader’s Digest Association, Inc. (non-vtg.)	2,272,600	36,112
Time Warner, Inc.	8,799,960	154,263
Viacom, Inc. Class B (non-vtg.) (a)	2,207,375	91,562
Vivendi Universal SA sponsored ADR	1,017,700	31,864
Walt Disney Co.	3,354,390	84,900
		897,012
Multiline Retail – 0.9%
Big Lots, Inc. (a)	3,289,600	43,982
Dollar Tree Stores, Inc. (a)	1,879,700	46,598
Family Dollar Stores, Inc.	1,530,200	36,648
Federated Department Stores, Inc.	784,700	52,285
Kohl’s Corp. (a)	409,300	18,169
Sears Holdings Corp. (a)	90,615	11,004
		208,686
Specialty Retail – 0.6%
AnnTaylor Stores Corp. (a)	1,492,650	49,735
Gap, Inc.	1,938,741	35,072
RadioShack Corp.	2,010,900	44,642
Tiffany & Co., Inc.	409,365	15,433
		144,882
Textiles, Apparel & Luxury Goods – 0.1%
Liz Claiborne, Inc.	681,260	23,653
VF Corp.	160,500	8,905
		32,558

TOTAL CONSUMER DISCRETIONARY		1,803,615

CONSUMER STAPLES 3.6%
Beverages – 0.5%
Anheuser-Busch Companies, Inc.	1,810,900	75,044
Molson Coors Brewing Co. Class B	175,200	10,950
The Coca-Cola Co.	949,000	39,270
		125,264

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – 0.9%
CVS Corp.	866,300	$ 24,048
Safeway, Inc.	527,100	12,355
Wal-Mart Stores, Inc.	3,762,000	173,466
		209,869
Food Products 0.3%
ConAgra Foods, Inc.	497,600	10,315
Corn Products International, Inc.	877,100	23,919
Kraft Foods, Inc. Class A	1,403,100	41,307
		75,541
Household Products – 1.0%
Colgate-Palmolive Co.	2,844,800	156,151
Kimberly Clark Corp.	1,085,100	61,981
Procter & Gamble Co.	401,023	23,753
		241,885
Personal Products 0.3%
Avon Products, Inc.	2,718,830	76,997
Tobacco 0.6%
Altria Group, Inc.	1,996,840	144,451

TOTAL CONSUMER STAPLES		874,007

ENERGY 8.7%
Energy Equipment & Services – 2.4%
Baker Hughes, Inc.	1,601,000	123,981
BJ Services Co.	1,296,200	52,483
Halliburton Co.	963,300	76,631
Noble Corp.	941,350	75,722
Schlumberger Ltd. (NY Shares)	1,973,190	251,483
		580,300
Oil, Gas & Consumable Fuels – 6.3%
Apache Corp.	861,110	65,040
BP PLC sponsored ADR	3,062,926	221,480
Chevron Corp.	3,040,200	180,527
ConocoPhillips	920,600	59,563
Double Hull Tankers, Inc.	583,100	7,942
El Paso Corp.	1,291,700	17,386
EOG Resources, Inc.	234,400	19,816
Exxon Mobil Corp.	8,668,724	543,962
Kerr-McGee Corp.	204,200	22,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Total SA:
Series B	255,500	$ 70,687
sponsored ADR	2,080,700	287,823
		1,496,768

TOTAL ENERGY		2,077,068

FINANCIALS – 18.0%
Capital Markets 2.9%
Ameriprise Financial, Inc.	873,717	35,552
Bank of New York Co., Inc.	4,226,500	134,445
Charles Schwab Corp.	990,180	14,645
Janus Capital Group, Inc.	1,628,400	34,017
Mellon Financial Corp.	2,153,000	75,936
Merrill Lynch & Co., Inc.	2,067,100	155,177
Morgan Stanley	2,900,240	178,220
Nomura Holdings, Inc.	2,013,500	39,283
State Street Corp.	671,855	40,620
		707,895
Commercial Banks – 4.6%
Bank of America Corp.	10,962,525	484,872
Comerica, Inc.	796,400	44,176
FirstRand Ltd.	2,629,812	8,397
Kookmin Bank sponsored ADR	544,600	43,426
Lloyds TSB Group PLC	3,077,099	27,890
Royal Bank of Scotland Group PLC	859,684	26,610
State Bank of India	442,477	9,769
U.S. Bancorp, Delaware	2,137,750	63,940
Wachovia Corp.	4,314,841	236,583
Wells Fargo & Co.	2,475,000	154,341
		1,100,004
Consumer Finance – 0.4%
American Express Co.	1,725,901	90,524
Diversified Financial Services – 3.2%
CIT Group, Inc.	514,200	27,427
Citigroup, Inc.	8,438,492	393,065
JPMorgan Chase & Co.	8,798,952	349,758
		770,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – 4.9%
ACE Ltd.	3,134,677	$ 171,624
Allianz AG sponsored ADR	1,510,000	24,387
Allstate Corp.	1,814,200	94,429
American International Group, Inc.	6,040,837	395,433
Genworth Financial, Inc. Class A (non-vtg.)	1,734,600	56,825
Hartford Financial Services Group, Inc.	1,382,100	113,650
MetLife, Inc. unit	1,144,400	31,471
Montpelier Re Holdings Ltd.	933,700	18,020
PartnerRe Ltd.	682,700	42,177
Swiss Reinsurance Co. (Reg.)	448,105	33,321
The St. Paul Travelers Companies, Inc.	3,319,537	150,641
Willis Group Holdings Ltd.	263,000	9,129
XL Capital Ltd. Class A	519,100	35,122
		1,176,229
Real Estate 0.4%
CarrAmerica Realty Corp.	202,360	7,447
Developers Diversified Realty Corp.	415,600	20,472
Equity Office Properties Trust	793,730	25,256
Equity Residential (SBI)	789,100	33,466
The Mills Corp.	58,300	2,417
		89,058
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	233,900	7,822
Fannie Mae	3,825,650	221,658
Freddie Mac	1,196,600	81,201
Golden West Financial Corp., Delaware	348,900	24,639
Sovereign Bancorp, Inc.	1,959,050	42,707
		378,027

TOTAL FINANCIALS		4,311,987

HEALTH CARE – 4.5%
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	3,503,300	129,097
Boston Scientific Corp. (a)	643,500	14,073
		143,170
Health Care Providers & Services – 0.2%
Cardinal Health, Inc.	633,200	45,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – 3.7%
Abbott Laboratories	1,025,100	$ 44,233
Bristol-Myers Squibb Co.	3,395,900	77,393
Eli Lilly & Co.	409,100	23,163
GlaxoSmithKline PLC sponsored ADR	586,500	30,052
Johnson & Johnson	2,688,500	154,696
Merck & Co., Inc.	2,916,400	100,616
Novartis AG sponsored ADR	699,100	38,562
Pfizer, Inc.	6,981,600	179,287
Schering-Plough Corp.	4,931,900	94,446
Wyeth	2,927,800	135,411
		877,859

TOTAL HEALTH CARE		1,066,645

INDUSTRIALS – 7.0%
Aerospace & Defense – 1.9%
EADS NV	1,576,171	61,776
Honeywell International, Inc.	3,801,100	146,038
Lockheed Martin Corp.	1,678,300	113,537
The Boeing Co.	614,600	41,983
United Technologies Corp.	1,464,600	85,489
		448,823
Building Products 0.1%
Masco Corp.	1,022,596	30,320
Commercial Services & Supplies – 0.4%
Cendant Corp.	2,305,100	38,587
Waste Management, Inc.	1,735,300	54,801
		93,388
Electrical Equipment – 0.2%
Emerson Electric Co.	737,800	57,143
Industrial Conglomerates – 1.9%
3M Co.	722,900	52,591
General Electric Co.	6,700,500	219,441
Textron, Inc.	461,300	38,961
Tyco International Ltd.	5,649,424	147,167
		458,160
Machinery – 1.8%
Briggs & Stratton Corp.	465,700	16,202
Caterpillar, Inc.	1,049,000	71,227

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – continued
Deere & Co.	335,700	$ 24,090
Dover Corp.	1,786,600	82,059
Eaton Corp.	233,500	15,458
Illinois Tool Works, Inc.	206,800	17,431
Ingersoll-Rand Co. Ltd. Class A	2,122,200	83,339
Navistar International Corp. (a)	692,405	18,833
SPX Corp.	2,078,500	99,165
		427,804
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	1,427,400	114,363
Laidlaw International, Inc.	382,700	10,409
Union Pacific Corp.	494,600	43,752
		168,524

TOTAL INDUSTRIALS		1,684,162

INFORMATION TECHNOLOGY – 5.6%
Communications Equipment – 0.7%
Avaya, Inc. (a)	1,168,700	12,330
Cisco Systems, Inc. (a)	2,840,400	52,746
Lucent Technologies, Inc. (a)	6,782,200	17,905
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	5
Motorola, Inc.	3,530,753	80,183
		163,169
Computers & Peripherals – 1.3%
EMC Corp. (a)	2,008,500	26,914
Hewlett-Packard Co.	4,697,102	146,456
International Business Machines Corp.	1,432,000	116,422
Sun Microsystems, Inc. (a)	5,462,925	24,583
		314,375
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	1,313,200	44,531
Arrow Electronics, Inc. (a)	1,120,700	38,507
Avnet, Inc. (a)	2,134,470	52,188
Solectron Corp. (a)	7,943,700	30,345
Tektronix, Inc.	74,660	2,202
		167,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – 0.2%
MoneyGram International, Inc.	1,511,300	$ 40,140
Office Electronics – 0.2%
Xerox Corp. (a)	3,580,900	51,243
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	1,679,100	66,778
Applied Materials, Inc.	3,002,300	57,194
Freescale Semiconductor, Inc.:
Class A (a)	288,490	7,258
Class B (a)	2,334,888	58,956
Intel Corp.	5,625,140	119,647
Micron Technology, Inc. (a)	2,404,100	35,292
Samsung Electronics Co. Ltd.	46,020	35,479
Teradyne, Inc. (a)	947,100	16,498
		397,102
Software 0.8%
Citrix Systems, Inc. (a)	467,756	14,426
Microsoft Corp.	5,055,000	142,298
Oracle Corp. (a)	581,400	7,308
Symantec Corp. (a)	1,958,667	36,000
		200,032

TOTAL INFORMATION TECHNOLOGY		1,333,834

MATERIALS 3.5%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	906,100	55,897
Albemarle Corp.	496,000	21,710
Arch Chemicals, Inc.	226,430	7,019
Ashland, Inc.	407,300	26,849
Celanese Corp. Class A	1,088,800	22,288
Chemtura Corp.	2,889,951	36,327
Dow Chemical Co.	1,772,500	74,977
E.I. du Pont de Nemours & Co.	930,000	36,410
Eastman Chemical Co.	516,600	24,905
Georgia Gulf Corp.	1,001,940	34,266
Lyondell Chemical Co.	2,458,244	59,022
PolyOne Corp. (a)	1,588,800	11,376

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Chemicals – continued
Praxair, Inc.	497,800	$ 26,224
Rohm & Haas Co.	292,700	14,898
		452,168
Containers & Packaging – 0.2%
Amcor Ltd.	2,432,300	12,633
Smurfit-Stone Container Corp. (a)	3,405,707	43,559
		56,192
Metals & Mining – 0.9%
Alcan, Inc.	906,200	44,158
Alcoa, Inc.	3,516,300	110,763
Freeport-McMoRan Copper & Gold, Inc. Class B	507,266	32,592
Phelps Dodge Corp.	131,300	21,074
		208,587
Paper & Forest Products 0.5%
Bowater, Inc.	441,900	12,082
International Paper Co.	1,864,500	60,839
Weyerhaeuser Co.	679,400	47,395
		120,316

TOTAL MATERIALS		837,263

TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	10,649,387	276,352
BellSouth Corp.	6,800,670	195,655
Consolidated Communications Holdings, Inc.	545,500	6,911
Philippine Long Distance Telephone Co. sponsored ADR	888,300	31,792
Qwest Communications International, Inc. (a)	8,302,300	49,980
Verizon Communications, Inc.	5,757,500	182,282
		742,972
Wireless Telecommunication Services – 0.5%
DigitalGlobe, Inc. (a)(h)	15,842	40
Sprint Nextel Corp.	3,033,400	69,435
Vodafone Group PLC sponsored ADR	2,030,600	42,866
		112,341

TOTAL TELECOMMUNICATION SERVICES		855,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 2.1%
Electric Utilities – 0.3%
Entergy Corp.	871,400	$ 60,571
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	1,577,800	26,886
Duke Energy Corp.	1,290,400	36,583
TXU Corp.	1,136,438	57,549
		121,018
Multi-Utilities – 1.3%
Dominion Resources, Inc.	1,547,500	116,883
NorthWestern Energy Corp.	576,600	18,071
Public Service Enterprise Group, Inc.	1,379,000	96,006
Wisconsin Energy Corp.	1,914,700	79,479
		310,439

TOTAL UTILITIES		492,028

TOTAL COMMON STOCKS
(Cost $11,709,456)		15,335,922

Preferred Stocks 0.6%

Convertible Preferred Stocks 0.6%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	17,897
General Motors Corp.:
Series B, 5.25%	501,100	8,188
Series C, 6.25%	369,100	6,692
		32,777
Hotels, Restaurants & Leisure 0.1%
Six Flags, Inc. 7.25% PIERS	485,200	11,160

TOTAL CONSUMER DISCRETIONARY		43,937

FINANCIALS – 0.2%
Insurance – 0.2%
Conseco, Inc. Series B, 5.50%	194,000	5,655
The Chubb Corp. Series B, 7.00%	173,900	5,840

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Convertible Preferred Stocks continued

FINANCIALS – continued
Insurance – continued
Travelers Property Casualty Corp. 4.50%	289,800	$ 7,325
XL Capital Ltd. 6.50%	649,600	14,382
		33,202

HEALTH CARE – 0.1%
Health Care Equipment & Supplies – 0.0%
Baxter International, Inc. 7.00%	215,800	11,163
Pharmaceuticals – 0.1%
Schering-Plough Corp. 6.00%	255,700	13,041

TOTAL HEALTH CARE		24,204

INFORMATION TECHNOLOGY – 0.1%
Office Electronics – 0.1%
Xerox Corp. Series C, 6.25%	198,572	23,763
MATERIALS 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	8,700	255
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	3,779
UTILITIES – 0.0%
Independent Power Producers & Energy Traders – 0.0%
NRG Energy, Inc. Series A, 5.75% (i)	23,200	5,782

TOTAL CONVERTIBLE PREFERRED STOCKS		134,922
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,499	1,604
FINANCIALS – 0.0%
Capital Markets 0.0%
State Street Corp. 4.00% (a)	36,750	679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.0%
Fannie Mae 7.00%	84,400	$ 4,617

TOTAL FINANCIALS		5,296

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,938
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	187	0
UTILITIES – 0.0%
Electric Utilities – 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	17,743	1,794

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,632

TOTAL PREFERRED STOCKS
(Cost $163,442)		147,554

Corporate Bonds 12.6%
	Principal
	Amount (000s)
Convertible Bonds 0.5%

CONSUMER DISCRETIONARY – 0.3%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0%
2/2/21	$ 11,321	5,796
Six Flags, Inc. 4.5% 5/15/15	4,900	9,347
		15,143
Media – 0.2%
Liberty Media Corp.:
4% 11/15/29 (h)	17,982	10,607

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Convertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Liberty Media Corp.: – continued
3.5% 1/15/31 (h)	$ 14,140	$ 14,689
News America, Inc. liquid yield option note 0%
2/28/21 (h)	28,330	16,750
		42,046

TOTAL CONSUMER DISCRETIONARY		57,189

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (h)	3,320	3,026
INDUSTRIALS – 0.1%
Airlines – 0.0%
US Airways Group, Inc. 7% 9/30/20 (h)	4,360	6,255
Industrial Conglomerates – 0.1%
Tyco International Group SA yankee 3.125% 1/15/23 .	7,030	8,846

TOTAL INDUSTRIALS		15,101

INFORMATION TECHNOLOGY – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Atmel Corp. 0% 5/23/21	9,100	4,373
TELECOMMUNICATION SERVICES – 0.1%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	16,070	16,351
Qwest Communications International, Inc. 3.5%
11/15/25	5,000	6,077
		22,428
Wireless Telecommunication Services – 0.0%
ICO North America, Inc. 7.5% 8/15/09 (m)	5,390	7,277

TOTAL TELECOMMUNICATION SERVICES		29,705

TOTAL CONVERTIBLE BONDS		109,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds – 12.1%

CONSUMER DISCRETIONARY – 1.8%
Auto Components 0.1%
Goodyear Tire & Rubber Co. 9% 7/1/15	$ 5,000	$ 5,000
Johnson Controls, Inc. 5.25% 1/15/11	4,365	4,352
Keystone Automotive Operations, Inc. 9.75% 11/1/13 .	810	703
Tenneco, Inc. 8.625% 11/15/14	1,450	1,443
Visteon Corp.:
7% 3/10/14	1,510	1,168
8.25% 8/1/10	6,000	5,040
		17,706
Automobiles – 0.0%
Ford Motor Co. 7.45% 7/16/31	11,100	8,186
General Motors Corp. 7.2% 1/15/11	2,300	1,852
		10,038
Diversified Consumer Services – 0.0%
Service Corp. International (SCI):
6.5% 3/15/08	1,860	1,883
7% 6/15/17 (h)	3,100	3,131
7.7% 4/15/09	5,595	5,861
		10,875
Hotels, Restaurants & Leisure 0.4%
Carrols Corp. 9% 1/15/13	5,860	5,743
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (h)(k)	1,140	1,166
8% 11/15/13 (h)	1,890	1,947
Galaxy Entertainment Finance Co. Ltd. 9.655%
12/15/10 (h)(k)	1,790	1,821
MGM MIRAGE:
6% 10/1/09	420	417
6.75% 9/1/12	2,000	2,035
8.5% 9/15/10	6,840	7,430
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	2,840	2,879
7.125% 8/15/14	3,000	3,083
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	6,890	6,890
Penn National Gaming, Inc.:
6.75% 3/1/15	2,160	2,149
8.875% 3/15/10	5,115	5,352
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (h)	1,080	1,094

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Six Flags, Inc.:
9.625% 6/1/14	$ 8,000	$ 8,140
9.75% 4/15/13	1,585	1,621
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	4,787
7.875% 5/1/12	2,675	2,922
Town Sports International Holdings, Inc. 0% 2/1/14 (e) .	10,580	7,697
Town Sports International, Inc. 9.625% 4/15/11	5,770	6,044
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	6,660	7,418
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,111
9% 1/15/12	2,940	2,999
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (h)	979	1,048
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,255
		88,048
Household Durables – 0.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,293
Fortune Brands, Inc. 5.125% 1/15/11	10,885	10,821
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (h)(k)	7,770	7,789
7.875% 12/15/12 (h)	4,325	4,076
Ryland Group, Inc. 9.125% 6/15/11	3,580	3,813
Sealy Mattress Co. 8.25% 6/15/14	3,000	3,090
Standard Pacific Corp.:
6.5% 8/15/10	3,000	2,903
9.25% 4/15/12	1,815	1,879
Technical Olympic USA, Inc.:
9% 7/1/10	230	236
9% 7/1/10	3,205	3,285
		41,185
Media – 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	9,230	9,802
BSKYB Finance UK PLC 6.5% 10/15/35 (h)	11,000	10,848
CanWest Media, Inc. 8% 9/15/12	1,160	1,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	$ 12,484	$ 12,328
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (h)	10,000	10,000
Comcast Corp. 5.65% 6/15/35	15,000	13,543
Cox Communications, Inc. 4.625% 6/1/13	17,100	15,836
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,440
7.625% 7/15/18	5,955	5,657
7.875% 2/15/18	2,020	1,952
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,724
9.875% 8/15/13	1,865	2,058
Dex Media, Inc.:
0% 11/15/13 (e)	6,845	5,621
0% 11/15/13 (e)	295	242
8% 11/15/13	1,750	1,803
EchoStar DBS Corp. 6.375% 10/1/11	8,000	7,790
Entercom Radio LLC/Entercom Capital, Inc. 7.625%
3/1/14	2,515	2,553
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	3,588
8.25% 2/1/11	8,155	8,461
9.875% 2/1/13	7,910	8,523
iesy Repository GmbH 10.375% 2/15/15 (h)	4,630	4,746
Lamar Media Corp. 7.25% 1/1/13	1,290	1,338
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,271
LBI Media, Inc. 10.125% 7/15/12	4,060	4,314
Liberty Media Corp.:
5.7% 5/15/13	2,950	2,751
5.7% 5/15/13	8,410	7,842
8.25% 2/1/30	10,280	10,189
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,220
News America Holdings, Inc. 7.75% 12/1/45	18,112	20,395
News America, Inc. 6.2% 12/15/34	5,885	5,746
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,360

See accompanying notes which are an integral part of the financial statements.

21		Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
PanAmSat Corp.:
6.375% 1/15/08	$ 2,720	$ 2,734
9% 8/15/14	4,264	4,456
R.H. Donnelley Corp. 6.875% 1/15/13 (h)	1,100	1,009
R.H. Donnelley Finance Corp. III 6.875% 1/15/13 (h)	1,900	1,743
Radio One, Inc. 8.875% 7/1/11	4,005	4,205
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	4,000	4,260
10.375% 9/1/14 (h)	12,000	13,470
Yell Finance BV 10.75% 8/1/11	3,954	4,206
		236,213
Specialty Retail – 0.1%
GSC Holdings Corp./Gamestop, Inc. 8.405%
10/1/11 (h)(k)	7,000	7,070
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,073
		11,143
Textiles, Apparel & Luxury Goods – 0.0%
Jostens IH Corp. 7.625% 10/1/12	1,430	1,430
Levi Strauss & Co. 12.25% 12/15/12	4,780	5,401
		6,831

TOTAL CONSUMER DISCRETIONARY		422,039

CONSUMER STAPLES 0.2%
Beverages – 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (h)	6,585	6,336
Miller Brewing Co. 5.5% 8/15/13 (h)	3,275	3,295
		9,631
Food & Staples Retailing – 0.0%
Ahold Finance USA, Inc. 8.25% 7/15/10	7,780	8,402
Food Products 0.1%
Doane Pet Care Co.:
10.625% 11/15/15 (h)	1,950	2,033
10.75% 3/1/10	3,650	3,979
H.J. Heinz Co. 6.428% 12/1/08 (h)(k)	7,380	7,595
Pierre Foods, Inc. 9.875% 7/15/12	3,190	3,254
		16,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER STAPLES – continued
Personal Products 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 5,000	$ 4,613
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	18,105	19,676

TOTAL CONSUMER STAPLES		59,183

ENERGY 1.2%
Energy Equipment & Services – 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,333
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	4,615	4,468
Dresser-Rand Group, Inc. 7.375% 11/1/14 (h)	1,577	1,628
Hanover Compressor Co. 9% 6/1/14	1,890	2,065
Petronas Capital Ltd. 7% 5/22/12 (h)	28,745	31,454
Pride International, Inc. 7.375% 7/15/14	3,000	3,225
		49,173
Oil, Gas & Consumable Fuels – 1.0%
ANR Pipeline, Inc. 8.875% 3/15/10	6,360	6,813
Arch Western Finance LLC 6.75% 7/1/13	4,960	5,034
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (h)	1,480	1,524
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	8,945	8,785
Chaparral Energy, Inc. 8.5% 12/1/15 (h)	3,120	3,276
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,980
6.5% 8/15/17	4,280	4,259
6.5% 8/15/17 (h)	4,000	3,980
6.625% 1/15/16	4,000	4,040
Copano Enrgy LLC/ Copano Finance 8.125%
3/1/16 (h)	1,125	1,149
Duke Capital LLC 6.75% 2/15/32	2,874	3,081
El Paso Corp.:
6.375% 2/1/09 (h)	1,285	1,259
6.5% 5/15/06 (h)	3,325	3,325
6.5% 6/1/08 (h)	3,245	3,227
6.95% 6/1/28 (h)	180	169
7.75% 6/15/10 (h)	6,680	6,925
7.875% 6/15/12	3,410	3,619

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Energy Corp.:
6.95% 12/15/07	$ 3,730	$ 3,791
7.375% 12/15/12	2,640	2,742
7.8% 8/1/31	1,020	1,076
8.05% 10/15/30	655	698
EnCana Holdings Finance Corp. 5.8% 5/1/14	11,285	11,650
Encore Acquisition Co. 7.25% 12/1/17	6,000	6,000
Enterprise Products Operating LP 5.75% 3/1/35	8,260	7,596
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,137
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,891
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,505	3,321
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (h)	13,650	13,618
Massey Energy Co. 6.875% 12/15/13 (h)	6,000	6,075
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (h)	3,700	3,642
Nexen, Inc. 5.875% 3/10/35	5,865	5,712
Pemex Project Funding Master Trust:
5.75% 12/15/15 (h)	1,500	1,483
5.75% 12/15/15 (h)	2,810	2,778
6.125% 8/15/08	10,750	10,949
6.625% 6/15/35 (h)	2,500	2,503
6.625% 12/15/35 (h)	2,000	1,993
7.375% 12/15/14	5,810	6,414
Plains Exploration & Production Co. 8.75% 7/1/12	5,490	5,902
Range Resources Corp. 7.375% 7/15/13	1,330	1,383
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,466
Talisman Energy, Inc. 5.85% 2/1/37	5,550	5,460
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (h)	1,580	1,647
Teekay Shipping Corp. 8.875% 7/15/11	10,030	11,259
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,354
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (h)	3,270	3,344
Williams Companies, Inc.:
6.375% 10/1/10 (h)	8,000	8,040
7.125% 9/1/11	8,615	8,981
7.5% 1/15/31	2,171	2,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Williams Companies, Inc.: – continued
7.625% 7/15/19	$ 2,750	$ 2,998
8.125% 3/15/12	10,630	11,662
		234,311

TOTAL ENERGY		283,484

FINANCIALS – 3.3%
Capital Markets 0.4%
Ameriprise Financial, Inc. 5.35% 11/15/10	4,330	4,351
Bank of New York Co., Inc.:
3.4% 3/15/13 (k)	5,300	5,121
4.25% 9/4/12 (k)	6,980	6,901
Bear Stearns Companies, Inc. 5.3% 10/30/15	6,805	6,739
E*TRADE Financial Corp. 7.375% 9/15/13	1,600	1,636
Equinox Holdings Ltd. 9% 12/15/09	5,490	5,902
Goldman Sachs Group, Inc.:
4.75% 7/15/13	8,545	8,203
5.125% 1/15/15	21,575	21,100
Legg Mason, Inc. 6.75% 7/2/08	4,110	4,264
Morgan Stanley:
4% 1/15/10	3,800	3,637
5.05% 1/21/11	12,665	12,581
Nuveen Investments, Inc. 5.5% 9/15/15	7,205	7,057
		87,492
Commercial Banks – 0.4%
Bank of America Corp. 4.5% 8/1/10	18,000	17,631
BB&T Capital Trust I 5.85% 8/18/35	7,485	7,375
Export-Import Bank of Korea:
4.125% 2/10/09 (h)	2,670	2,600
5.25% 2/10/14 (h)	4,620	4,596
Korea Development Bank:
3.875% 3/2/09	15,285	14,772
4.75% 7/20/09	6,050	5,988
5.75% 9/10/13	10,125	10,413
Rabobank Capital Funding Trust II 5.26%
12/31/49 (h)(k)	3,600	3,537
Wachovia Bank NA 4.875% 2/1/15	16,500	15,923

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Commercial Banks – continued
Wells Fargo & Co.:
4% 9/10/12 (k)	$ 4,870	$ 4,775
4.2% 1/15/10	17,430	16,931
		104,541
Consumer Finance – 0.8%
Capital One Bank 4.875% 5/15/08	4,045	4,023
Ford Motor Credit Co.:
5.29% 11/16/06 (k)	20,000	19,838
6.625% 6/16/08	6,000	5,646
7.25% 10/25/11	5,875	5,390
7.375% 10/28/09	15,015	14,048
General Electric Capital Corp.:
4.875% 10/21/10	49,250	48,906
6% 6/15/12	7,100	7,434
General Motors Acceptance Corp.:
5.2431% 5/18/06 (k)	15,000	14,941
6.875% 9/15/11	14,715	14,053
8% 11/1/31	28,000	28,420
Household Finance Corp.:
4.125% 11/16/09	16,305	15,704
7% 5/15/12	2,595	2,816
HSBC Finance Corp. 5.5% 1/19/16	12,535	12,489
MBNA Corp. 7.5% 3/15/12	4,845	5,427
Triad Acquisition Corp. 11.125% 5/1/13	2,125	2,093
		201,228
Diversified Financial Services – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
8.6167% 12/15/10 (k)	4,000	3,920
8.75% 11/15/13	4,000	3,840
8.75% 11/15/13 (h)	3,000	2,880
Citigroup, Inc.:
4.625% 8/3/10	6,570	6,463
5% 9/15/14	18,000	17,587
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	675	722
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%
11/1/15 (h)	5,000	5,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Diversified Financial Services – continued
JPMorgan Chase & Co.:
4.875% 3/15/14	$ 8,985	$ 8,678
5.15% 10/1/15	13,000	12,722
JPMorgan Chase Capital XVII 5.85% 8/1/35	11,300	11,088
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (h)	12,315	12,612
Universal City Florida Holding Co. I/II 9% 5/1/10 (k)	1,540	1,555
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(k)	9,000	9,095
		96,212
Insurance – 0.2%
Aegon NV 4.75% 6/1/13	12,500	12,069
Assurant, Inc. 5.625% 2/15/14	3,895	3,906
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,500	5,470
Metropolitan Life Global Funding I 4.625% 8/19/10 (h)	15,600	15,298
Travelers Property Casualty Corp. 6.375% 3/15/33	4,345	4,548
Willis Group North America, Inc. 5.625% 7/15/15	5,810	5,799
		47,090
Real Estate 0.9%
American Real Estate Partners/American Real Estate
Finance Corp. 8.125% 6/1/12	7,275	7,566
Boston Properties, Inc. 6.25% 1/15/13	3,600	3,751
Brandywine Operating Partnership LP 5.625%
12/15/10	9,290	9,290
BRE Properties, Inc. 4.875% 5/15/10	5,955	5,853
Camden Property Trust 5.875% 11/30/12	7,910	8,059
CarrAmerica Realty Corp.:
5.25% 11/30/07	6,175	6,150
5.5% 12/15/10	7,920	7,877
Colonial Properties Trust:
4.75% 2/1/10	9,799	9,511
5.5% 10/1/15	10,000	9,684
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	8,440	8,894
Developers Diversified Realty Corp.:
3.875% 1/30/09	3,470	3,326
5% 5/3/10	6,015	5,911
5.25% 4/15/11	3,395	3,346
5.375% 10/15/12	4,500	4,432

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
EOP Operating LP:
4.65% 10/1/10	$ 25,645	$ 24,836
4.75% 3/15/14	6,560	6,175
6.75% 2/15/12	4,539	4,812
7.75% 11/15/07	9,155	9,550
Equity Residential 5.125% 3/15/16	6,290	6,114
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,815	2,661
iStar Financial, Inc.:
5.15% 3/1/12	2,990	2,898
5.8% 3/15/11	4,095	4,129
Omega Healthcare Investors, Inc. 7% 1/15/16 (h)	4,090	4,110
ProLogis Trust 7.05% 7/15/06	10,000	10,068
Regency Centers LP 5.25% 8/1/15	6,475	6,298
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,486
Simon Property Group LP:
4.6% 6/15/10	5,280	5,146
5.1% 6/15/15	7,805	7,532
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (h)	6,860	6,826
6.625% 10/15/14	3,440	3,492
		204,783
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,824
5.625% 5/15/07	12,000	12,069
Independence Community Bank Corp.:
3.75% 4/1/14 (k)	5,365	5,128
4.9% 9/23/10	7,580	7,415
Residential Capital Corp. 6.125% 11/21/08	10,190	10,294
Washington Mutual Bank:
5.65% 8/15/14	3,760	3,775
6.875% 6/15/11	8,300	8,911
		50,416

TOTAL FINANCIALS		791,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

HEALTH CARE – 0.5%
Health Care Equipment & Supplies – 0.0%
Accellent, Inc. 10.5% 12/1/13 (h)	$ 4,330	$ 4,547
Health Care Providers & Services – 0.4%
AmeriPath, Inc. 10.5% 4/1/13	8,305	8,803
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,814
Beverly Enterprises, Inc. 7.875% 6/15/14	1,500	1,665
Concentra Operating Corp.:
9.125% 6/1/12	8,060	8,403
9.5% 8/15/10	635	662
CRC Health Corp. 10.75% 2/1/16 (h)(i)	2,190	2,223
DaVita, Inc.:
6.625% 3/15/13	8,000	8,080
7.25% 3/15/15	10,520	10,573
HealthSouth Corp. 7.375% 10/1/06	3,000	3,019
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	5,000	5,113
National Nephrology Associates, Inc. 9% 11/1/11 (h) .	1,060	1,174
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,818
ResCare, Inc. 7.75% 10/15/13 (h)	3,410	3,427
Rural/Metro Corp. 9.875% 3/15/15	6,050	6,504
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	3,100	3,240
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (h)	6,460	6,638
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	5,087
9.25% 2/1/15 (h)	10,000	9,825
Vanguard Health Holding Co. II LLC 9% 10/1/14	5,500	5,789
		98,857
Pharmaceuticals – 0.1%
VWR International, Inc. 8% 4/15/14	8,000	7,930

TOTAL HEALTH CARE		111,334

INDUSTRIALS – 0.9%
Aerospace & Defense – 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	2,735	2,868
Bombardier, Inc.:
6.3% 5/1/14 (h)	10,420	9,352
7.45% 5/1/34 (h)	2,340	1,995

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Aerospace & Defense – continued
DRS Technologies, Inc.:
6.625% 2/1/16	$ 3,760	$ 3,769
7.625% 2/1/18	1,830	1,853
Orbimage Holdings, Inc. 14.2% 7/1/12 (h)(k)	2,180	2,333
Transdigm, Inc. 8.375% 7/15/11	1,340	1,400
		23,570
Airlines – 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	145	146
6.978% 10/1/12	1,641	1,672
7.024% 4/15/11	5,300	5,402
7.858% 4/1/13	8,100	8,614
AMR Corp. 10.2% 3/15/20	3,445	2,635
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,433	1,421
6.748% 9/15/18	243	213
6.795% 2/2/20	1,199	1,091
6.9% 7/2/18	1,988	1,769
6.9% 7/2/19	3,500	3,526
7.056% 3/15/11	3,670	3,753
8.388% 5/1/22	110	97
9.798% 4/1/21	7,154	7,207
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	2,935	704
8.3% 12/15/29 (d)	2,620	629
9.5% 11/18/08 (d)(h)	2,227	1,893
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	10,870	10,678
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,123	1,078
7.248% 7/2/14	1,402	182
7.575% 3/1/19	804	804
7.691% 4/1/17	139	111
7.95% 9/1/16	138	120
NWA Trust 10.23% 6/21/14	873	759
United Airlines pass thru Certificates:
6.071% 9/1/14	4,739	4,618
6.201% 3/1/10	1,695	1,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Airlines – continued
United Airlines pass thru Certificates: – continued
6.602% 9/1/13	$ 344	$ 339
7.032% 4/1/12	3,011	2,979
		64,104
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,682
Nortek, Inc. 8.5% 9/1/14	3,860	3,764
		6,446
Commercial Services & Supplies – 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	6,000	5,760
Allied Security Escrow Corp. 11.375% 7/15/11	5,320	5,054
Allied Waste North America, Inc.:
7.375% 4/15/14	5,000	4,838
8.5% 12/1/08	4,340	4,568
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,364
Corrections Corp. of America 6.75% 1/31/14	2,390	2,408
FTI Consulting, Inc. 7.625% 6/15/13 (h)	920	952
Mac-Gray Corp. 7.625% 8/15/15	870	887
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (h) .	2,170	2,436
		28,267
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	175	159
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (h)	12,000	13,753
Nell AF Sarl 8.375% 8/15/15 (h)	2,410	2,404
		16,157
Machinery – 0.1%
Case New Holland, Inc. 9.25% 8/1/11	5,000	5,363
Columbus McKinnon Corp. 8.875% 11/1/13 (h)	590	620
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,743
Invensys PLC 9.875% 3/15/11 (h)	4,880	4,953
Navistar International Corp.:
6.25% 3/1/12	3,190	2,983
7.5% 6/15/11	970	955
		16,617

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	$ 5,222	$ 5,640
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	679
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	874	924
		7,243
Road & Rail 0.1%
Hertz Corp.:
8.875% 1/1/14 (h)	7,000	7,228
10.5% 1/1/16 (h)	4,540	4,739
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,245
9.5% 10/1/08	460	495
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (h)	5,000	5,100
TFM SA de CV:
9.375% 5/1/12	4,220	4,642
yankee 10.25% 6/15/07	5,990	6,319
		36,768
Trading Companies & Distributors – 0.1%
Ashtead Holdings PLC 8.625% 8/1/15 (h)	1,490	1,565
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (h)	13,720	14,715
		16,280
Transportation Infrastructure 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (k)	4,330	4,467

TOTAL INDUSTRIALS		220,078

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.1%
L-3 Communications Corp. 6.375% 10/15/15	4,820	4,796
Nortel Networks Corp. 6.125% 2/15/06	9,900	9,950
		14,746
Computers & Peripherals – 0.0%
Sun Microsystems, Inc. 7.65% 8/15/09	7,000	7,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.0%
Itron, Inc. 7.75% 5/15/12	$ 860	$ 875
Sanmina-SCI Corp. 8.125% 3/1/16 (i)	4,410	4,443
		5,318
IT Services – 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,563
7.75% 1/15/15	4,000	4,060
8.25% 7/1/11	815	825
8.625% 4/1/13	370	386
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	21,850
8.5248% 8/15/13 (h)(k)	3,550	3,688
9.125% 8/15/13 (h)	6,630	6,928
10.25% 8/15/15 (h)	10,170	10,272
		54,572
Office Electronics – 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,225
7.125% 6/15/10	4,270	4,441
7.625% 6/15/13	7,130	7,576
		18,242
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc. 7.75% 5/15/13	6,000	5,280
Avago Technologies Finance Ltd. 9.91% 6/1/13 (h)(k)	6,000	6,090
Freescale Semiconductor, Inc. 7.35% 7/15/09 (k)	5,000	5,113
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.7413% 12/15/11 (k)	3,685	3,703
		20,186
Software 0.0%
Activant Solutions, Inc. 10.53% 4/1/10 (h)(k)	5,000	5,100
SS&C Technologies, Inc. 11.75% 12/1/13 (h)	5,000	5,225
		10,325

TOTAL INFORMATION TECHNOLOGY		130,767

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

MATERIALS 0.5%
Chemicals – 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	$ 6,500	$ 7,248
Borden US Finance Corp./Nova Scotia Finance ULC 9%
7/15/14 (h)	2,600	2,626
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series A, 0% 10/1/14 (e)	4	3
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	4,160	4,555
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,267	1,311
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (h)	2,190	2,206
Innophos, Inc. 8.875% 8/15/14 (h)	6,730	6,898
Koppers, Inc. 9.875% 10/15/13	1,060	1,153
Lyondell Chemical Co.:
9.5% 12/15/08	2,354	2,460
9.5% 12/15/08	1,201	1,255
NOVA Chemicals Corp. 7.5469% 11/15/13 (h)(k)	3,450	3,493
PAHC Holdings Corp. 15% 2/1/10 pay in-kind	3,214	3,214
Rhodia SA 10.25% 6/1/10	5,843	6,398
		42,820
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13	790	816
Containers & Packaging – 0.1%
BWAY Corp. 10% 10/15/10	840	880
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (h)	4,000	4,140
7.75% 11/15/15 (h)	4,000	4,150
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,590	2,363
Graham Packaging Co. LP/ GPC Capital Corp. 8.5%
10/15/12	2,640	2,633
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,613
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,318
7.75% 5/15/11	1,760	1,837
8.875% 2/15/09	9,730	10,131
Owens-Illinois, Inc.:
7.5% 5/15/10	770	778
7.8% 5/15/18	350	353
8.1% 5/15/07	1,630	1,663
		33,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Metals & Mining – 0.2%
Compass Minerals International, Inc. 0% 12/15/12 (e) .	$ 4,550	$ 4,232
Freeport-McMoRan Copper & Gold, Inc. 10.125%
2/1/10	8,480	9,243
Newmont Mining Corp. 5.875% 4/1/35	21,965	21,391
		34,866
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	6,565	6,371
Stone Container Corp. 9.75% 2/1/11	2,320	2,343
		8,714

TOTAL MATERIALS		121,075

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.0%
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,500	2,961
British Telecommunications PLC:
8.375% 12/15/10	11,325	12,835
8.875% 12/15/30	3,080	4,052
KT Corp. 5.875% 6/24/14 (h)	5,495	5,651
MCI, Inc. 8.735% 5/1/14 (k)	6,325	7,108
Mobifon Holdings BV 12.5% 7/31/10	6,225	7,205
New Skies Satellites BV 9.125% 11/1/12	7,140	7,640
Qwest Corp.:
7.625% 6/15/15 (h)	5,930	6,263
8.875% 3/15/12	16,520	18,296
SBC Communications, Inc.:
5.1% 9/15/14	11,000	10,665
5.875% 8/15/12	4,000	4,088
Sprint Capital Corp.:
6.875% 11/15/28	16,000	17,335
7.625% 1/30/11	5,040	5,545
Telecom Italia Capital:
4% 1/15/10	13,000	12,349
4.95% 9/30/14	7,930	7,497
6% 9/30/34	6,000	5,682
Telefonos de Mexico SA de CV 4.75% 1/27/10	28,595	27,966
TELUS Corp. yankee 7.5% 6/1/07	27,430	28,234

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
U.S. West Communications:
7.2% 11/10/26	$ 845	$ 811
7.25% 9/15/25	840	830
Verizon Global Funding Corp.:
5.85% 9/15/35	11,980	11,296
7.25% 12/1/10	10,455	11,283
Verizon New York, Inc.:
6.875% 4/1/12	11,355	11,901
7.375% 4/1/32	5,570	5,828
		233,321
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 6.375% 3/1/35	12,810	12,327
American Towers, Inc. 7.25% 12/1/11	3,500	3,640
AT&T Wireless Services, Inc.:
7.875% 3/1/11	4,420	4,939
8.75% 3/1/31	3,280	4,298
Centennial Communications Corp. 10.25%
1/1/13 (h)(k)	5,000	5,125
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	8,260	8,405
Cingular Wireless LLC 7.125% 12/15/31	8,000	8,962
Digicel Ltd. 9.25% 9/1/12 (h)	730	772
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375%
3/15/13	4,540	4,881
Inmarsat Finance II PLC 0% 11/15/12 (e)	6,310	5,300
Intelsat Ltd.:
6.5% 11/1/13	16,835	12,416
8.25% 1/15/13 (h)	5,000	5,000
9.6094% 1/15/12 (h)(k)	6,370	6,489
Nextel Communications, Inc. 9.5% 2/1/11	9,665	10,148
Nextel Partners, Inc. 8.125% 7/1/11	10,000	10,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Rogers Communications, Inc.:
7.25% 12/15/12	$ 9,895	$ 10,439
7.6163% 12/15/10 (k)	2,350	2,418
9.625% 5/1/11	4,765	5,492
SBA Communication Corp./SBA Telcommunications, Inc.
0% 12/15/11 (e)	1,157	1,085
		122,836

TOTAL TELECOMMUNICATION SERVICES		356,157

UTILITIES – 1.7%
Electric Utilities – 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	7,752
Exelon Corp.:
4.9% 6/15/15	15,000	14,253
5.625% 6/15/35	2,880	2,703
FirstEnergy Corp. 6.45% 11/15/11	18,393	19,336
Mirant Americas Generation LLC 9.125% 5/1/31	9,075	9,529
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,540	2,629
Nevada Power Co.:
5.875% 1/15/15	1,270	1,278
10.875% 10/15/09	526	572
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,308
Pacific Gas & Electric Co. 6.05% 3/1/34	9,375	9,545
Pepco Holdings, Inc.:
4% 5/15/10	5,825	5,518
6.45% 8/15/12	4,345	4,555
PPL Energy Supply LLC 5.7% 10/15/35	10,000	9,868
Progress Energy, Inc.:
7% 10/30/31	16,200	17,796
7.1% 3/1/11	5,100	5,468
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,216
Sierra Pacific Resources 6.75% 8/15/17 (h)	2,010	2,025
Southern California Edison Co.:
4.65% 4/1/15	685	654
5% 1/15/14	590	580

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Electric Utilities – continued
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (h)	$ 3,250	$ 3,518
TXU Energy Co. LLC 7% 3/15/13	24,385	25,809
		152,912
Gas Utilities 0.2%
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	6,851
6.8% 11/15/15 (h)	5,000	5,194
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	4,853
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,754
Northwest Pipeline Corp. 8.125% 3/1/10	1,290	1,367
Southern Natural Gas Co.:
8% 3/1/32	120	135
8.875% 3/15/10	8,610	9,223
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	278
8.375% 6/15/32	765	899
Texas Eastern Transmission Corp. 7.3% 12/1/10	12,250	13,275
		47,829
Independent Power Producers & Energy Traders – 0.5%
AES Corp.:
8.75% 5/15/13 (h)	3,050	3,309
9.375% 9/15/10	5,451	5,942
9.5% 6/1/09	1,357	1,474
Constellation Energy Group, Inc.:
7% 4/1/12	21,445	23,281
7.6% 4/1/32	12,000	14,326
Duke Capital LLC:
4.331% 11/16/06	2,905	2,890
5.668% 8/15/14	9,310	9,335
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,364
6.625% 11/15/05 (d)	2,155	816
6.75% 9/1/04 (d)	1,425	527
9.125% 4/1/03 (d)	4,315	1,635
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (h)	2,640	2,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 7,530	$ 7,652
7.375% 2/1/16	19,560	19,927
Tenaska Alabama Partners LP 7% 6/30/21 (h)	1,500	1,537
TXU Corp.:
4.8% 11/15/09	6,000	5,760
5.55% 11/15/14	8,000	7,514
		109,969
Multi-Utilities – 0.4%
Aquila, Inc. 14.875% 7/1/12	9,000	12,173
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,579
6.875% 12/15/15	2,890	2,926
7.5% 1/15/09	1,420	1,466
8.9% 7/15/08	4,085	4,361
9.875% 10/15/07	8,190	8,753
Dominion Resources, Inc.:
4.75% 12/15/10	4,000	3,891
5.15% 7/15/15	19,660	18,907
5.95% 6/15/35	8,900	8,558
6.25% 6/30/12	5,085	5,280
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,111
5.875% 10/1/12	3,450	3,525
Sempra Energy 7.95% 3/1/10	4,000	4,385
TECO Energy, Inc. 6.75% 5/1/15	1,320	1,386
		85,301

TOTAL UTILITIES		396,011

TOTAL NONCONVERTIBLE BONDS		2,891,890

TOTAL CORPORATE BONDS
(Cost $2,961,810)		3,001,284

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments continued

U.S. Government and Government Agency Obligations 11.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations 2.9%
Fannie Mae:
3.25% 7/31/06	$ 235,000	$ 233,249
4.375% 7/17/13	20,070	19,320
4.625% 1/15/08	20,618	20,561
4.625% 10/15/13	30,000	29,549
4.625% 10/15/14	100,000	98,432
4.75% 12/15/10	60,000	59,849
6% 5/15/11	23,350	24,619
6.125% 3/15/12	1,502	1,602
6.25% 2/1/11	17,675	18,610
Freddie Mac:
3.55% 11/15/07	49,484	48,416
4.875% 11/15/13	23,400	23,394
5.25% 11/5/12	5,610	5,524
5.75% 1/15/12	60,000	62,735
5.875% 3/21/11	37,620	39,069
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	875	892

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		685,821
U.S. Treasury Inflation Protected Obligations 1.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	220,200	232,861
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	33,386	32,004
1.625% 1/15/15	31,054	30,127
2% 1/15/14	160,454	160,679

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		455,671
U.S. Treasury Obligations – 6.2%
U.S. Treasury Bonds 6.125% 8/15/29	42,667	51,060
U.S. Treasury Notes:
2.375% 8/31/06	178,341	176,105
2.75% 7/31/06	60,000	59,470
3.375% 2/28/07	8,983	8,869
3.75% 5/15/08	505,000	496,892
4% 3/15/10	330,000	323,696
4% 2/15/15	9,000	8,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4.25% 10/31/07	$ 110,000	$ 109,463
4.25% 11/15/14	252,470	246,977

TOTAL U.S. TREASURY OBLIGATIONS		1,481,172

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,629,338)		2,622,664

U.S. Government Agency Mortgage Securities 7.7%

Fannie Mae – 6.6%
3.476% 4/1/34 (k)	1,957	1,948
3.723% 1/1/35 (k)	1,355	1,331
3.752% 10/1/33 (k)	879	859
3.756% 12/1/34 (k)	958	944
3.788% 12/1/34 (k)	232	228
3.791% 6/1/34 (k)	4,032	3,883
3.82% 6/1/33 (k)	700	686
3.825% 1/1/35 (k)	936	918
3.847% 1/1/35 (k)	2,615	2,567
3.859% 11/1/34 (k)	5,588	5,504
3.869% 1/1/35 (k)	1,524	1,518
3.877% 6/1/33 (k)	3,757	3,695
3.889% 12/1/34 (k)	835	831
3.902% 10/1/34 (k)	1,124	1,111
3.945% 5/1/34 (k)	323	328
3.948% 11/1/34 (k)	1,752	1,734
3.958% 1/1/35 (k)	1,154	1,143
3.971% 5/1/33 (k)	313	309
3.981% 12/1/34 (k)	880	873
3.983% 12/1/34 (k)	5,900	5,870
3.984% 12/1/34 (k)	1,155	1,146
3.988% 1/1/35 (k)	713	707
3.991% 2/1/35 (k)	791	784
4% 5/1/19 to 12/1/20 (j)	56,349	53,630
4.014% 12/1/34 (k)	539	535
4.026% 1/1/35 (k)	1,584	1,574
4.03% 2/1/35 (k)	760	753
4.037% 1/1/35 (k)	410	408

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.039% 10/1/18 (k)	$ 846	$ 832
4.053% 4/1/33 (k)	298	296
4.057% 1/1/35 (k)	747	739
4.063% 12/1/34 (k)	1,608	1,597
4.075% 1/1/35 (k)	1,548	1,534
4.094% 2/1/35 (k)	549	546
4.097% 2/1/35 (k)	1,464	1,452
4.101% 2/1/35 (k)	525	521
4.105% 2/1/35 (k)	2,920	2,899
4.111% 1/1/35 (k)	1,636	1,620
4.114% 11/1/34 (k)	1,284	1,273
4.121% 1/1/35 (k)	2,960	2,934
4.123% 1/1/35 (k)	1,581	1,575
4.127% 2/1/35 (k)	1,777	1,762
4.144% 1/1/35 (k)	2,338	2,333
4.159% 2/1/35 (k)	1,453	1,442
4.171% 1/1/35 (k)	1,366	1,355
4.176% 11/1/34 (k)	411	408
4.179% 1/1/35 (k)	3,053	3,028
4.181% 1/1/35 (k)	1,859	1,822
4.188% 10/1/34 (k)	2,274	2,275
4.205% 3/1/34 (k)	761	751
4.25% 2/1/35 (k)	955	936
4.277% 1/1/35 (k)	828	823
4.278% 2/1/35 (k)	540	535
4.288% 8/1/33 (k)	1,801	1,782
4.292% 7/1/34 (k)	705	711
4.295% 3/1/35 (k)	843	835
4.297% 3/1/33 (k)	1,126	1,119
4.301% 10/1/34 (k)	273	273
4.306% 3/1/33 (k)	411	404
4.313% 3/1/33 (k)	456	449
4.316% 5/1/35 (k)	1,232	1,219
4.324% 10/1/33 (k)	432	427
4.327% 12/1/34 (k)	557	556
4.348% 1/1/35 (k)	929	916
4.354% 1/1/35 (k)	1,034	1,019
4.367% 2/1/34 (k)	2,143	2,120
4.368% 4/1/35 (k)	562	555
4.378% 6/1/33 (k)	535	531
4.394% 2/1/35 (k)	1,399	1,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.403% 5/1/35 (k)	$ 2,612	$ 2,575
4.411% 11/1/34 (k)	12,661	12,589
4.439% 10/1/34 (k)	4,708	4,684
4.44% 3/1/35 (k)	1,263	1,244
4.445% 4/1/34 (k)	1,375	1,365
4.467% 8/1/34 (k)	2,830	2,796
4.477% 1/1/35 (k)	1,342	1,336
4.481% 5/1/35 (k)	899	888
4.5% 6/1/19 to 5/1/35	324,366	309,352
4.517% 8/1/34 (k)	1,955	1,971
4.541% 2/1/35 (k)	941	933
4.542% 2/1/35 (k)	5,940	5,933
4.545% 7/1/35 (k)	3,207	3,175
4.56% 2/1/35 (k)	581	582
4.561% 1/1/35 (k)	1,887	1,887
4.577% 9/1/34 (k)	3,667	3,637
4.605% 8/1/34 (k)	1,257	1,250
4.627% 1/1/33 (k)	622	622
4.629% 9/1/34 (k)	376	374
4.653% 3/1/35 (k)	461	462
4.712% 10/1/32 (k)	255	255
4.725% 3/1/35 (k)	1,488	1,475
4.728% 2/1/33 (k)	186	186
4.73% 7/1/34 (k)	2,652	2,629
4.732% 10/1/32 (k)	246	247
4.808% 12/1/32 (k)	1,236	1,241
4.815% 5/1/33 (k)	53	53
4.825% 12/1/34 (k)	960	955
4.83% 1/1/35 (k)	165	165
4.835% 8/1/34 (k)	1,014	1,006
4.904% 12/1/32 (k)	94	94
4.98% 11/1/32 (k)	688	696
5% 6/1/09 to 12/1/35	652,228	633,039
5.031% 2/1/35 (k)	493	494
5.035% 11/1/34 (k)	229	229
5.046% 7/1/34 (k)	575	575
5.105% 5/1/35 (k)	6,077	6,097
5.197% 6/1/35 (k)	4,420	4,425
5.216% 8/1/33 (k)	1,364	1,358
5.333% 7/1/35 (k)	606	606
5.5% 10/1/08 to 10/1/34	121,476	121,285

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
6% 4/1/11 to 8/1/35	$ 129,328	$ 131,313
6% 2/1/21 (i)	2,069	2,114
6.5% 7/1/12 to 12/1/35	120,744	124,078
7% 8/1/19 to 6/1/33	29,730	30,941
7.5% 5/1/25 to 11/1/31	5,553	5,828
8.5% 1/1/09 to 6/1/21	20	22
10% 8/1/17	2	3

TOTAL FANNIE MAE		1,574,463
Freddie Mac – 0.7%
4% 2/16/21 (i)	27,000	25,633
4.055% 12/1/34 (k)	935	925
4.113% 12/1/34 (k)	1,372	1,348
4.176% 1/1/35 (k)	1,402	1,379
4.288% 3/1/35 (k)	1,223	1,210
4.296% 5/1/35 (k)	2,188	2,163
4.305% 12/1/34 (k)	1,298	1,275
4.33% 1/1/35 (k)	3,070	3,050
4.366% 2/1/35 (k)	2,781	2,756
4.445% 3/1/35 (k)	1,276	1,248
4.446% 2/1/34 (k)	1,354	1,333
4.465% 6/1/35 (k)	1,825	1,798
4.49% 3/1/35 (k)	1,399	1,369
4.49% 3/1/35 (k)	8,631	8,490
4.554% 2/1/35 (k)	2,039	2,014
4.704% 9/1/35 (k)	43,045	42,729
4.782% 10/1/32 (k)	168	168
4.996% 3/1/33 (k)	475	472
5.013% 4/1/35 (k)	6,869	6,856
5.326% 8/1/33 (k)	584	592
5.5% 9/1/09 to 11/1/20	33,614	33,822
5.651% 4/1/32 (k)	286	291
6% 5/1/33 to 11/1/33	34,482	34,904
8% 10/1/16 to 4/1/20	145	154

TOTAL FREDDIE MAC		175,979
Government National Mortgage Association 0.4%
4.25% 7/20/34 (k)	2,327	2,286
5.5% 10/15/32 to 5/15/34	7,267	7,307
6% 9/15/08 to 12/15/10	2,168	2,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Government National Mortgage Association continued
6.5% 6/15/23 to 2/15/32	$ 12,918	$ 13,543
7% 10/15/17 to 6/15/33	36,961	38,826
7.5% 8/15/21 to 11/15/28	11,152	11,798
8% 4/15/06 to 5/15/32	4,309	4,593
8.5% 11/15/16 to 1/15/31	711	772
9% 3/15/10 to 9/15/20	63	68
9.5% 3/15/23	9	10
11% 7/20/13 to 7/20/20	271	294

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		81,706

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,856,088)		1,832,148

Asset Backed Securities 1.0%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.03% 2/25/34 (k)	2,122	2,128
Class M2, 5.63% 2/25/34 (k)	2,525	2,541
American Express Credit Account Master Trust:
Series 2001-6 Class B, 4.82% 12/15/08 (k)	13,200	13,204
Series 2004-C Class C, 4.97% 2/15/12 (h)(k)	21,678	21,720
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (k)	1,245	1,245
Class M2, 5.01% 4/25/34 (k)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7 Class A3, 4.83% 12/15/33 (k)	1,663	1,668
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (k)	8,448	8,519
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	12,718
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (k)	13,530	13,554
Series 2003-B2 Class B2, 3.5% 2/17/09	7,120	7,098
Series 2003-B4 Class B4, 5.27% 7/15/11 (k)	6,640	6,732
Series 2004-6 Class B, 4.15% 7/16/12	11,450	11,093
Capital One Prime Auto Receivable Trust Series 2004-3
Class A3, 3.39% 1/15/09	6,000	5,914
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.67% 5/15/09 (k)	4,025	4,025
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.65% 4/7/10 (k)	6,100	6,214

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (k)	$ 5,275	$ 5,287
Series 2004-3 Class M1, 5.03% 6/25/34 (k)	1,500	1,504
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (h)	4,987	4,844
Class C, 5.074% 6/15/35 (h)	4,527	4,406
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (k)	737	738
Class M2, 6.28% 11/25/33 (k)	700	709
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (k)	415	416
Class M4, 5.43% 3/25/34 (k)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class A4,
3.72% 10/15/09	6,000	5,869
GSAMP Trust Series 2004-FM2:
Class M1, 5.03% 1/25/34 (k)	3,500	3,500
Class M2, 5.63% 1/25/34 (k)	1,500	1,500
Class M3, 5.83% 1/25/34 (k)	1,500	1,500
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (k)	71	72
Class M1, 5.41% 8/25/33 (k)	3,115	3,146
Series 2003-4:
Class M1, 4.4413% 10/25/33 (k)	4,080	4,100
Class M2, 6.43% 10/25/33 (k)	4,825	4,868
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.86% 10/15/10 (k)	1,610	1,621
Series 2003-B3 Class B3, 4.845% 1/18/11 (k)	6,730	6,765
Series 2003-B5 Class B5, 4.84% 2/15/11 (k)	10,255	10,321
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (k)	2,125	2,125
Class M2, 5.08% 7/25/34 (k)	375	375
Class M3, 5.48% 7/25/34 (k)	800	800
Class M4, 5.63% 7/25/34 (k)	525	526
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (k)	1,820	1,845
Series 2003-NC8 Class M1, 5.23% 9/25/33 (k)	2,610	2,653
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (k)	4,390	4,395
Series 2002-NC1 Class M1, 5.33% 2/25/32 (h)(k)	2,827	2,833
Series 2002-NC3 Class M1, 5.25% 8/25/32 (k)	1,480	1,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	$ 1,074	$ 1,065
Series 2005-A Class A3, 4.7% 10/15/08	14,135	14,085
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	5,655	5,525
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (k)	1,425	1,426
Class M4, 5.505% 6/25/34 (k)	2,395	2,406
Superior Wholesale Inventory Financing Trust VII
Series 2003-A8 Class CTFS, 4.92% 3/15/11 (h)(k)	9,350	9,343
World Omni Auto Receivables Trust Series 2005-A
Class A3, 3.54% 6/12/09	5,060	4,983
TOTAL ASSET BACKED SECURITIES
(Cost $237,637)		236,687

Collateralized Mortgage Obligations 0.7%

Private Sponsor 0.6%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 4.93% 3/25/35 (k)	2,740	2,745
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (k)	1,292	1,286
Class 2A1, 4.1663% 12/25/33 (k)	4,955	4,854
Series 2003-L Class 2A1, 3.9759% 1/25/34 (k)	4,590	4,479
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (k)	2,932	2,892
Class 2A2, 4.1189% 3/25/34 (k)	3,546	3,455
Series 2004-C Class 1A1, 3.3683% 4/25/34 (k)	5,826	5,727
Series 2004 D:
Class 1A1, 3.5366% 5/25/34 (k)	7,523	7,369
Class 2A2, 4.1992% 5/25/34 (k)	10,501	10,227
Series 2004-G Class 2A7, 4.5714% 8/25/34 (k)	8,420	8,265
Series 2004-H Class 2A1, 4.4883% 9/25/34 (k)	8,792	8,613
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (k)	1,464	1,466
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (k)	2,801	2,807
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,273	1,272
Master Asset Securitization Trust Series 2004-9
Class 7A1, 6.3324% 5/25/17 (k)	7,949	7,965

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2399% 8/25/17 (k)	$ 5,962	$ 6,051
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,686	2,707
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,198	1,214
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.99% 7/10/35 (h)(k)	8,982	9,162
Class B4, 6.19% 7/10/35 (h)(k)	6,906	7,044
Class B5, 6.79% 7/10/35 (h)(k)	6,405	6,549
Class B6, 7.29% 7/10/35 (h)(k)	2,771	2,841
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (h)(k)	3,113	3,165
Class B4, 6.09% 6/10/35 (h)(k)	2,783	2,834
Class B5, 6.69% 6/10/35 (h)(k)	1,900	1,940
Class B6, 7.19% 6/10/35 (h)(k)	1,127	1,153
Series 2004-B:
Class B4, 5.54% 2/10/36 (h)(k)	1,585	1,604
Class B5, 5.99% 2/10/36 (h)(k)	1,073	1,089
Class B6, 6.44% 2/10/36 (h)(k)	390	396
Series 2004-C:
Class B4, 5.39% 9/10/36 (k)	1,963	1,993
Class B5, 5.79% 9/10/36 (k)	2,160	2,176
Class B6, 6.19% 9/10/36 (k)	295	296
Residential Funding Securities Corp. Series 2003-RP2
Class A1, 4.98% 6/25/33 (h)(k)	3,168	3,180
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.72% 10/25/45 (k)	5,891	5,886
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,011	1,032
Series 2004-RA2 Class 2A, 7% 7/25/33	1,894	1,933
Wells Fargo Mortgage Backed Securities Trust
Series 2004-T Class A1, 3.4494% 9/25/34 (k)	9,174	9,182

TOTAL PRIVATE SPONSOR		146,849
U.S. Government Agency 0.1%
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	1,591	1,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class: – continued
Series 2640 Class QG, 2% 4/15/22	$ 2,084	$ 2,017
Series 2780 Class OC, 4.5% 3/15/17	6,903	6,744
Series 2885 Class PC, 4.5% 3/15/18	9,142	8,908
Series 2888 Class GD, 4.5% 4/15/18	4,800	4,597

TOTAL U.S. GOVERNMENT AGENCY		23,811

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $172,648)		170,660

Commercial Mortgage Securities 1.1%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.89% 4/25/34 (h)(k)	5,767	5,770
Class B, 6.43% 4/25/34 (h)(k)	665	673
Class M1, 5.09% 4/25/34 (h)(k)	518	520
Class M2, 5.73% 4/25/34 (h)(k)	518	524
Series 2004-2 Class A, 4.96% 8/25/34 (h)(k)	6,331	6,345
Series 2004-3:
Class A1, 4.9% 1/25/35 (h)(k)	6,750	6,758
Class A2, 4.95% 1/25/35 (h)(k)	933	933
Class M1, 5.03% 1/25/35 (h)(k)	1,155	1,156
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (h)	3,530	3,493
Series 2004 ESA:
Class B, 4.888% 5/14/16 (h)	5,430	5,396
Class C, 4.937% 5/14/16 (h)	3,020	3,006
Class D, 4.986% 5/14/16 (h)	1,460	1,455
Class E, 5.064% 5/14/16 (h)	4,540	4,536
Class F, 5.182% 5/14/16 (h)	1,090	1,090
Berkeley Federal Bank & Trust FSB Series 1994-1
Class B, 3.7893% 8/1/24 (h)(k)	873	787
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	153	153
Series 2000-C1 Class A2, 7.545% 4/15/62	10,600	11,444
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,279

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
DLJ Commercial Mortgage Corp. sequential pay
Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 8,265	$ 8,981
Equitable Life Assurance Society of the United States
Series 174 Class C1, 7.52% 5/15/06 (h)	6,000	6,036
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	13,444	13,800
First Chicago/Lennar Trust I Series 1997-CHL1 Class E,
7.6884% 4/29/39 (h)(k)	2,900	2,951
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,738	1,772
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8915%
10/16/23 (k)	1,368	1,401
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	7,847
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,291
Series 2003-47 Class C, 4.227% 10/16/27	11,422	11,116
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,196
GMAC Commercial Mortgage Securities, Inc.
Series 2004 C3 Class X2, 0.7485% 12/10/41 (k)(l)	5,865	157
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (h)	7,278	7,749
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,846
Series 2004-C1 Class A1, 3.659% 10/10/28	29,441	28,476
Series 1998-GLII Class E, 6.9704% 4/13/31 (k)	4,895	5,060
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (h)	2,360	2,518
LB Multi-family Mortgage Trust Series 1991-4 Class A1,
7.0403% 4/25/21 (h)(k)	192	173
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (h)	13,900	12,479
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F,
5.3773% 1/12/44 (h)(k)	5,400	5,182
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	5,276	5,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (h)	$ 32,000	$ 32,791
Wachovia Bank Commercial Mortgage Trust
sequential pay Series 2003-C7 Class A1, 4.241%
10/15/35 (h)	21,631	21,022
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $265,520)		263,561

Municipal Securities 0.0%

Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	4,300	4,999
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,300	2,401
TOTAL MUNICIPAL SECURITIES
(Cost $7,622)		7,400

Foreign Government and Government Agency Obligations 0.3%

Chilean Republic 7.125% 1/11/12	18,215	20,037
Israeli State 4.625% 6/15/13	1,870	1,786
United Mexican States:
4.625% 10/8/08	10,610	10,541
5.875% 1/15/14	18,320	18,824
6.75% 9/27/34	8,520	9,146
7.5% 1/14/12	12,100	13,479
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $69,997)		73,813

Supranational Obligations 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $6,510)	6,580	7,097

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Investments continued

Floating Rate Loans 0.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 0.2%
Auto Components 0.0%
Delphi Corp. revolver loan 11.5% 6/18/09 (k)	$ 199	$ 206
Goodyear Tire & Rubber Co. Tranche 2, term loan
7.06% 4/30/10 (k)	450	455
		661
Automobiles – 0.0%
AM General LLC Tranche C2, term loan 13.3419%
5/2/12 (k)	6,000	6,315
Hotels, Restaurants & Leisure 0.1%
BLB Worldwide Holdings, Inc. Tranche 2, term loan
7.83% 7/18/11 (k)	460	467
Centerplate, Inc. term loan 7.8915% 10/1/10 (k)	1,489	1,502
Hilton Head Communications LP Tranche B, term loan
8.75% 3/31/08 (k)	6,500	6,289
Southwest Sports Group, Inc. Tranche B, term loan
7.06% 12/22/10 (k)	7,000	7,053
		15,311
Household Durables – 0.0%
National Bedding Co. LLC Tranche 2, term loan
9.5339% 8/31/12 (k)	5,000	5,013
Media – 0.0%
Century Cable Holdings LLC Tranche B, term loan 9.5%
6/30/09 (k)	5,000	4,863
Specialty Retail – 0.1%
Toys ’R’ US, Inc. term loan 7.3913% 12/9/08 (k)	8,445	8,392
Textiles, Apparel & Luxury Goods – 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.5269%
5/18/12 (k)	448	448

TOTAL CONSUMER DISCRETIONARY		41,003

CONSUMER STAPLES 0.0%
Food Products 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 9.9188%
12/16/13 (k)	5,000	5,113

ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Carrizo Oil & Gas, Inc. Tranche B2, term loan
10.5269% 7/21/10 (k)	4,975	5,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Coffeyville Resources LLC Tranche 2, term loan
11.3125% 7/8/13 (k)	$ 3,880	$ 3,996
El Paso Corp.:
Credit-Linked Deposit 7.33% 11/22/09 (k)	1,256	1,267
term loan 7.3125% 11/22/09 (k)	2,052	2,072
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (k)	356	358
term loan:
6.7384% 10/31/12 (k)	1,480	1,488
6.83% 10/31/07 (k)	6,000	6,030
Trout Coal Holdings LLC / Dakota Tranche 2, term loan
10.83% 3/23/12 (k)	10,800	10,746
		31,056

FINANCIALS – 0.1%
Diversified Financial Services – 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.78%
4/8/12 (k)	2,580	2,609
Olympus Cable Holdings LLC Tranche B, term loan 9.5%
9/30/10 (k)	6,220	6,080
		8,689
Real Estate 0.1%
Capital Automotive (REIT) term loan 6.31%
12/16/10 (k)	6,000	6,023
LNR Property Corp. Tranche B, term loan 7.2784%
2/3/08 (k)	4,900	4,937
		10,960

TOTAL FINANCIALS		19,649

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Genoa Healthcare Group LLC Tranche 2, term loan
12.23% 2/4/13 (k)	2,500	2,525
HealthSouth Corp.:
Credit-Linked Deposit 6.6398% 6/14/07 (k)	255	255

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Investments continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
HealthSouth Corp.: – continued
term loan:
7.07% 6/14/07 (k)	$ 940	$ 940
10.375% 1/16/11 (k)	4,000	4,200
Renal Advantage, Inc. Tranche B, term loan 6.97%
9/30/12 (k)	170	171
		8,091

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.0%
Transdigm, Inc. term loan 9.31% 11/10/11 (k)	6,000	5,910
Airlines – 0.0%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (k)	320	332
Tranche C, term loan 13.51% 3/16/08 (k)	2,230	2,291
		2,623
Building Products 0.1%
Masonite International Corp. term loan 10.8038%
4/6/15 (k)	9,000	8,280
Commercial Services & Supplies – 0.0%
Envirocare of Utah, Inc. Tranche 2, term loan 10.13%
4/13/10 (k)	4,750	4,857
US Investigations Services, Inc. Tranche C, term loan
7.04% 10/14/12 (k)	870	874
		5,731
Machinery – 0.0%
Wastequip, Inc. Tranche 2, term loan 10.5269%
7/15/12 (k)	2,000	2,025
Road & Rail 0.0%
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (k)	176	178
Tranche B, term loan 8.75% 12/21/12 (k)	1,199	1,217
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (k)	206	207
		1,602

TOTAL INDUSTRIALS		26,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INFORMATION TECHNOLOGY – 0.1%
Software 0.1%
Infor Global Solutions AG Tranche 2, term loan
11.8188% 4/18/12 (k)	$ 5,850	$ 5,974
Open Solutions, Inc. Tranche 2, term loan 11.33%
12/14/11 (k)	5,095	5,171
SS&C Technologies, Inc. term loan 7.0298%
11/23/12 (k)	580	586
		11,731

MATERIALS 0.0%
Metals & Mining – 0.0%
Murray Energy Corp. Tranche 2, term loan 12.3125%
1/28/11 (k)	2,978	3,059

UTILITIES – 0.0%
Independent Power Producers & Energy Traders – 0.0%
NRG Energy, Inc.:
Credit-Linked Deposit 6.6238% 1/31/13 (k)	871	879
term loan 6.57% 1/31/13 (k)	3,819	3,857
		4,736

TOTAL FLOATING RATE LOANS
(Cost $148,087)		150,609

Preferred Securities 0.1%

FINANCIALS – 0.1%
Commercial Banks – 0.1%
Abbey National PLC 7.35% (k)	10,000	10,475
Diversified Financial Services – 0.0%
ING Groep NV 5.775% (f)	9,425	9,471
TOTAL PREFERRED SECURITIES
(Cost $19,867)		19,946

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Investments continued

Money Market Funds 0.3%
		Shares	Value (Note 1)
			(000s)
Fidelity Cash Central Fund, 4.46% (b)		46,347,356	$ 46,347
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)		14,590,000	14,590

TOTAL MONEY MARKET FUNDS
(Cost $60,937)			60,937

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $20,308,959)			23,930,282

NET OTHER ASSETS – (0.1)%			(15,297)

NET ASSETS 100%			$ 23,914,985

Swap Agreements
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$6,800	$4
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	11,500	0
Receive quarterly notional amount multiplied
by .75% and pay Bank of America upon
default event of News America, Inc., par
value of the notional amount of News
America, Inc. 4.75% 3/15/10	April 2010	5,000	69

TOTAL CREDIT DEFAULT SWAPS		23,300	73

Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	58,025	(349)

TOTAL INTEREST RATE SWAPS		58,025	(349)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$10,200	$(70)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	10,200	(87)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	10,200	(76)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	6,795	(26)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	2,705	(10)
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	11,100	(42)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	20,400	58

TOTAL TOTAL RETURN SWAPS		71,600	(253)

		$152,925	$(529)

Security Type Abbreviation
PIERS	—	Preferred Income Equity
Redeemable Securities

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Investments continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(f) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(g) Security or a portion of the security is on
loan at period end.

(h) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $771,560,000
or 3.2% of net assets.

(i) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(j) A portion of the security is subject to a
forward commitment to sell.

(k) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(l) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(m) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $7,277,000
or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$5,390

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$21,795
Fidelity Securities Lending Cash Central Fund	461
Total	$22,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 58

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and
U.S.Government Agency
Obligations	19.1%
AAA,AA,A	4.8%
BBB	5.0%
BB	1.9%
B	2.8%
CCC,CC,C	1.2%
Not Rated	0.3%
Equities	64.7%
Short Term Investments and Net
Other Assets	0.2%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.4%
France	1.8%
United Kingdom	1.7%
Bermuda	1.2%
Netherlands Antilles	1.1%
Canada	1.0%
Others (individually less than 1%) .	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		January 31, 2006

Assets
Investment in securities, at value (including securities
loaned of $14,041) See accompanying schedule:
Unaffiliated issuers (cost $20,248,022)	$23,869,345
Affiliated Central Funds (cost $60,937)	60,937
Total Investments (cost $20,308,959)		$23,930,282
Commitment to sell securities on a delayed delivery basis	(25,684)
Receivable for securities sold on a delayed delivery basis	25,861	177
Receivable for investments sold, regular delivery		78,382
Cash		1,241
Receivable for fund shares sold		13,914
Dividends receivable		17,779
Interest receivable		81,715
Prepaid expenses		107
Other affiliated receivables		206
Other receivables		669
Total assets		24,124,472

Liabilities
Payable for investments purchased
Regular delivery	$101,961
Delayed delivery	40,343
Payable for fund shares redeemed	39,061
Swap agreements, at value	529
Accrued management fee	8,350
Other affiliated payables	4,432
Other payables and accrued expenses	221
Collateral on securities loaned, at value	14,590
Total liabilities		209,487

Net Assets		$23,914,985
Net Assets consist of:
Paid in capital		$19,973,631
Undistributed net investment income		71,093
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		249,248
Net unrealized appreciation (depreciation) on investments
and assets and liabilities in foreign currencies		3,621,013
Net Assets, for 1,249,296 shares outstanding		$23,914,985
Net Asset Value, offering price and redemption price per
share ($23,914,985 ÷ 1,249,296 shares)		$19.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

60

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006

Investment Income
Dividends		$165,482
Interest		212,641
Income from affiliated Central Funds		22,256
Total income		400,379

Expenses
Management fee	$50,322
Transfer agent fees	22,600
Accounting and security lending fees	1,040
Independent trustees’ compensation	52
Appreciation in deferred trustee compensation account	22
Custodian fees and expenses	336
Registration fees	53
Audit	142
Legal	102
Miscellaneous	112
Total expenses before reductions	74,781
Expense reductions	(1,323)	73,458

Net investment income (loss)		326,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	420,745
Foreign currency transactions	(154)
Swap agreements	(1,448)
Total net realized gain (loss)		419,143
Change in net unrealized appreciation (depreciation) on:
Investment securities	359,408
Assets and liabilities in foreign currencies	44
Swap agreements	(667)
Delayed delivery commitments	177
Total change in net unrealized appreciation
(depreciation)		358,962
Net gain (loss)		778,105
Net increase (decrease) in net assets resulting from
operations		$1,105,026

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$326,921	$590,251
Net realized gain (loss)	419,143	800,983
Change in net unrealized appreciation (depreciation) .	358,962	935,397
Net increase (decrease) in net assets resulting
from operations	1,105,026	2,326,631
Distributions to shareholders from net investment income .	(345,286)	(564,084)
Distributions to shareholders from net realized gain	(745,673)	(868,286)
Total distributions	(1,090,959)	(1,432,370)
Share transactions
Proceeds from sales of shares	1,091,151	3,136,924
Reinvestment of distributions	1,048,312	1,371,919
Cost of shares redeemed	(2,514,611)	(3,180,952)
Net increase (decrease) in net assets resulting from
share transactions	(375,148)	1,327,891
Total increase (decrease) in net assets	(361,081)	2,222,152

Net Assets
Beginning of period	24,276,066	22,053,914
End of period (including undistributed net investment
income of $71,093 and undistributed net investment
income of $89,458, respectively)	$23,914,985	$24,276,066

Other Information
Shares
Sold	58,026	168,318
Issued in reinvestment of distributions	56,016	74,814
Redeemed	(133,659)	(170,459)
Net increase (decrease)	(19,617)	72,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

62

Financial Highlights
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 19.13	$ 18.44	$ 16.96	$ 15.96	$ 18.69	$ 18.92
Income from Investment
Operations
Net investment
income (loss)D		26.47	.45	.48	.53	.61
Net realized and
unrealized gain
(loss)	61	1.39	1.79	.99	(2.35)	.78
Total from investment
operations	87	1.86	2.24	1.47	(1.82)	1.39
Distributions from net
investment income	(.27)	(.45)	(.46)	(.47)	(.56)	(.61)
Distributions from net
realized gain	(.59)	(.72)	(.30)	—	(.35)	(1.01)
Total distributions	(.86)	(1.17)	(.76)	(.47)	(.91)	(1.62)
Net asset value,
end of period	$ 19.14	$ 19.13	$ 18.44	$ 16.96	$ 15.96	$ 18.69
Total ReturnB,C	4.71%	10.51%	13.43%	9.45%	(10.06)%	7.56%
Ratios to Average Net AssetsE
Expenses before
reductions	62%A	.63%	.65%	.66%	.65%	.64%
Expenses net of fee
waivers, if any	62%A	.63%	.65%	.66%	.65%	.64%
Expenses net of all
reductions	61%A	.62%	.64%	.66%	.64%	.63%
Net investment
income (loss)	2.72%A	2.53%	2.46%	3.03%	3.03%	3.23%
Supplemental Data
Net assets,
end of period
(in millions)	$23,915	$24,276	$22,054	$19,611	$18,210	$20,921
Portfolio turnover
rate	41%A	75%	67%	86%	79%	67%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Puritan® Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

64

1. Significant Accounting Policies continued
Security Valuation - continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of dis tributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon inter est and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncer tain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

65 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$4,431,864
Unrealized depreciation	(797,222)
Net unrealized appreciation (depreciation)	$3,634,642
Cost for federal income tax purposes	$20,295,640

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

66

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

67 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

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68

2. Operating Policies continued

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $2,375,350 and $2,976,461, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

69 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $461.

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70

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $882 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $17 and $424, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

71 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts March 14, 2006

Semiannual Report

72

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	37,826,230,383.77	96.098
Withheld	1,536,010,182.46	3.902
TOTAL	39,362,240,566.23	100.000
Albert R. Gamper, Jr.
Affirmative	37,763,014,509.79	95.937
Withheld	1,599,226,056.44	4.063
TOTAL	39,362,240,566.23	100.000
Robert M. Gates
Affirmative	37,674,483,072.96	95.712
Withheld	1,687,757,493.27	4.288
TOTAL	39,362,240,566.23	100.000
George H. Heilmeier
Affirmative	37,748,457,238.12	95.900
Withheld	1,613,783,328.11	4.100
TOTAL	39,362,240,566.23	100.000
Edward C. Johnson 3d
Affirmative	37,532,189,641.25	95.351
Withheld	1,830,050,924.98	4.649
TOTAL	39,362,240,566.23	100.000
Stephen P. Jonas
Affirmative	37,757,585,019.59	95.923
Withheld	1,604,655,546.64	4.077
TOTAL	39,362,240,566.23	100.000
Marie L. Knowles
Affirmative	37,790,960,298.73	96.008
Withheld	1,571,280,267.50	3.992
TOTAL	39,362,240,566.23	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	37,792,534,779.54	96.012
Withheld	1,569,705,786.69	3.988
TOTAL	39,362,240,566.23	100.000

William O. McCoy
Affirmative	37,635,159,621.12	95.612
Withheld	1,727,080,945.11	4.388
TOTAL	39,362,240,566.23	100.000

Robert L. Reynolds
Affirmative	37,724,250,371.80	95.839
Withheld	1,637,990,194.43	4.161
TOTAL	39,362,240,566.23	100.000

Cornelia M. Small
Affirmative	37,789,209,639.31	96.004
Withheld	1,573,030,926.92	3.996
TOTAL	39,362,240,566.23	100.000

William S. Stavropoulos
Affirmative	37,681,894,631.26	95.731
Withheld	1,680,345,934.97	4.269
TOTAL	39,362,240,566.23	100.000

Kenneth L. Wolfe
Affirmative	37,762,131,097.33	95.935
Withheld	1,600,109,468.90	4.065
TOTAL	39,362,240,566.23	100.000

A Denotes trust-wide proposal and voting results.

73 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

74

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

75 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 76

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

77 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 78

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

79 Semiannual Report

79

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JP Morgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

PUR-USAN-0306 1.789289.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust: Fidelity Puritan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust: Fidelity Puritan Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006